Fair Value Measurements (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments and Fair Value Measurements (Textual)
Short-term investments, amortization premium paid			$ 8,733
Incremental discount rate premium due to lack of marketability	10.00%	10.00%